Federal Home Loan Bank and Federal Reserve Advances	12 Months Ended
Dec. 31, 2014
Federal Home Loan Bank And Federal Reserve Advances
Federal Home Loan Bank and Federal Reserve Advances

Note 9 - Federal Home Loan Bank and Federal Reserve Advances

The Bank has advances from the Federal Home Loan Bank of Indianapolis. Interest rates range from 0.32% to 2.21% with a weighted average interest rate of 1.17%. These advances contain varying maturity dates through January 3, 2023 with a weighted average maturity of approximately 27 months. The advances are collateralized by approximately $48.9 million and $49.6 million of mortgage loans as of December 31, 2014 and 2013, respectively. In addition, at December 31, 2014 and 2013, securities with a carrying value of $21.2 million and $20.4 million, respectively, were pledged as collateral for Federal Home Loan Bank advances. Available borrowings with the Federal Home Loan Bank at December 31, 2014 totaled $56.4 million, of which $22.9 million was outstanding.

The advances are subject to prepayment penalties subject to the provisions and conditions of the credit policy of the Federal Home Loan Bank. Future maturities of the advances are as follows:

December 31, 2014
Years Ending December 31	Amount	Weighted Average Interest Rate
2015	$4,890	.71
2016	8,561	1.10
2017	4,362	1.70
2018	3,303	1.10
2019	1,460	1.56
Thereafter	309	1.61
Total	$22,885	1.17

The Bank had $0 and $1.5 million of variable rate advances outstanding as of December 31, 2014 and 2013, respectively.

In 2009, the Bank entered into a discount window loan agreement with the Federal Reserve Bank that allows for advances up to seventy-five percent of the collateral balance. As of December 31, 2014, these advances are secured by investment securities with a fair value of approximately $8.7 million and are generally due within 28 days from the date of the advance. The interest rate on the advances is based on the quoted Federal Reserve discount window rate (effective rate of 0.75 percent as of December 31, 2014). At December 31, 2014 and 2013, the Bank had no outstanding advances.